INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Schedule of Inventories
	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Raw materials and consumables	10,345	9,176
Work-in-progress	7,236	7,288
Finished goods	15,224	16,125

	32,805	32,589

Schedule of Movement on Inventory Provision
The movement on the inventory provision for the three year period to December 31, 2017 is as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Opening provision at January 1	10,017	4,822	4,636
Charged during the year	2,561	6,390	892
Utilised during the year	(4,749)	(1,065)	(666)
Released during the year	(286)	(130)	(40)

Closing provision at December 31	7,543	10,017	4,822